Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,167,011	$ 2,167,297
Accumulated depreciation	(2,154,887)	(2,145,988)
Property and equipment, net	12,124	21,309
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	123,911	124,199
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	16,900	16,898
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,026,200	$ 2,026,200